Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for PEO ($) (1)	Compensation actually paid to PEO ($) (2)	Average summary compensation table total for non-PEO named executive officers ($) (3)	Average compensation actually paid to non-PEO named executive officers ($) (4)	Value of initial $100 investment based on total shareholder return ($) (5)	Net loss ($) (6)
2025	5,897,214	2,335,211	3,006,506	1,556,060	$99.43	(9,750,000)
2024	3,110,036	1,717,244	1,691,768	1,062,473	$146.59	(10,928,000)
2023	7,069,743	6,798,861	3,386,019	3,447,437	$145.66	(43,022,000)

Named Executive Officers, Footnote	Reflects the amount reported in the “Total” column of the Summary Compensation Table for Mr. Wilson for each corresponding year. See “Named Executive Officer Compensation Tables - Summary Compensation Table for 2025 and 2024,” and “Named Executive Officer Compensation Tables - Summary Compensation Table for 2024 and 2023” in our 2025 Definitive Proxy Statement filed with the SEC on March 20, 2025.Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Wilson) for each corresponding year. See “Named Executive Officer Compensation Tables - Summary Compensation Table for 2025 and 2024,” and “Named Executive Officer Compensation Tables - Summary Compensation Table for 2024 and 2023” in our 2025 Definitive Proxy Statement filed with the SEC on March 20, 2025. The names of each of the other NEOs (excluding Mr. Wilson) included for purposes of calculating the average amounts in each applicable year are Stuart Rosenstein and Erik Hellum.
PEO Total Compensation Amount	$ 5,897,214	$ 3,110,036	$ 7,069,743
PEO Actually Paid Compensation Amount	$ 2,335,211	1,717,244	6,798,861
Adjustment To PEO Compensation, Footnote	The amounts reported in this column represent CAP for Mr. Wilson for each corresponding year computed as required by Item 402(v) of Regulation S-K. The reported amounts do not reflect the actual compensation earned by or paid to Mr. Wilson during any applicable year. To determine CAP, the adjustments below were made to Mr. Wilson’s total compensation.

Year	Reported Summary Compensation Table Total for PEO ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for PEO ($)
2025	5,897,214	-	2,502,135	+	(1,059,868)	=	2,335,211
2024	3,110,036	-	—	+	(1,392,792)	=	1,717,244
2023	7,069,743	-	4,130,785	+	3,859,903	=	6,798,861
(a) Amounts reflect the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” column in the “Named Executive Officer Compensation Tables - Summary Compensation Table for 2025 and 2024,” and “Named Executive Officer Compensation Tables - Summary Compensation Table for 2024 and 2023” in our 2025 Definitive Proxy Statement filed with the SEC on March 20, 2025.

(b) The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted in the applicable year and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Wilson are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2025	795,618	(1,505,724)	—	(349,762)	—	—	(1,059,868)
2024	—	(1,495,406)	—	102,614	—	—	(1,392,792)
2023	4,981,071	(571,527)	—	(549,641)	—	—	3,859,903

Non-PEO NEO Average Total Compensation Amount	$ 3,006,506	1,691,768	3,386,019
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,556,060	1,062,473	3,447,437
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Wilson), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Wilson) during the applicable year. The adjustments below were made to the average total compensation for the NEOs as a group (excluding Mr. Wilson) for each year to determine the CAP for such year.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less	Average Reported Value of Equity Awards ($)	Plus	Average Equity Award Adjustments ($)(a)	Equals	Average CAP for Non-PEO NEOs ($)
2025	3,006,506	-	1,100,941	+	(349,505)	=	1,556,060
2024	1,691,768	-	—	+	(629,295)	=	1,062,473
2023	3,386,019	-	1,286,448	+	1,347,866	=	3,447,437

(a) See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Wilson) are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	350,072	(550,047)	—	(149,530)	—	—	(349,505)
2024	—	(661,598)	—	32,303	—	—	(629,295)
2023	1,925,582	(310,986)	—	(266,730)	—	—	1,347,866

Total Shareholder Return Amount	$ 99.43	146.59	145.66
Net Income (Loss)	$ (9,750,000)	(10,928,000)	(43,022,000)
PEO Name	Mr. Wilson
Additional 402(v) Disclosure	The amounts reported in this column represent the Company’s cumulative TSR, which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the measurement period by the Company’s share price at the beginning of the measurement period.The amounts reported in this column represent net loss reflected in the Company’s audited financial statements for the applicable year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,502,135)	0	(4,130,785)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,059,868)	(1,392,792)	3,859,903
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	795,618	0	4,981,071
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,505,724)	(1,495,406)	(571,527)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(349,762)	102,614	(549,641)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,100,941)	0	(1,286,448)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(349,505)	(629,295)	1,347,866
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	350,072	0	1,925,582
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(550,047)	(661,598)	(310,986)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,530)	32,303	(266,730)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0